ALLIANCEBERNSTEIN BOND FUND, INC.

-	AllianceBernstein Real Asset Strategy (and its Cayman Subsidiary AllianceBernstein Cayman Inflation Strategy Ltd.) (“REAL ASSET”)

ALLIANCEBERNSTEIN CAP FUND, INC.

-	AllianceBernstein Dynamic All Market Fund (and its Cayman Subsidiary AllianceBernstein Dynamic All Market Fund (Cayman) Ltd.) (“DAMF”)
-	AllianceBernstein Emerging Markets Multi-Asset Portfolio (“EMMA”)
-	AllianceBernstein Market Neutral Strategy-U.S.
-	AllianceBernstein Market Neutral Strategy-Global (“MARKET NEUTRAL STRATEGIES”)

ALLIANCEBERNSTEIN CORPORATE SHARES

-	AllianceBernstein Tax-Aware Real Return Income Shares (“TAX-AWARE”)

ALLIANCEBERNSTEIN GLOBAL RISK ALLOCATION FUND, INC. (“GLOBAL RISK ALLOCATION”)

THE ALLIANCEBERNSTEIN POOLING PORTFOLIOS

-	Multi-Asset Real Return Portfolio (and its Cayman Subsidiary AllianceBernstein Cayman Inflation Pooling Subsidiary Ltd.) (“MULTI-ASSET REAL RETURN”)
-	Volatility Management Portfolio (“VOLATILITY MANAGEMENT”)

ALLIANCEBERNSTEIN UNCONSTRAINED BOND FUND, INC. (“UNCONSTRAINED BOND”)

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.

-	Dynamic Asset Allocation Portfolio (“DAA”)

Supplement dated October 21, 2013 to the prospectus (the “Prospectus”) dated January 31, 2013 of Real Asset, the Prospectus dated July 1, 2013 of DAMF, the Prospectus dated July 31, 2013 of EMMA, the Prospectus dated November 1, 2012 of Market Neutral Strategies, the Prospectus dated August 30, 2013 of Tax-Aware, the Prospectus dated October 15, 2013 of Global Risk Allocation, the Prospectus dated December 31, 2012 of Multi-Asset Real Return and Volatility Management, the Prospectus dated January 31, 2013 of Unconstrained Bond and the Prospectuses dated May 1, 2013 of DAA. Each of the funds listed above is hereinafter referred to as a “Fund” or, collectively, the “Funds”.

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The following sentence is added as the second paragraph of the “Investing in the Funds” section of the Prospectuses.

The Fund’s NAV is disclosed daily on the Fund’s website or through the investor’s online account information at AllianceBernstein.com and/or by calling (800) 221-5672.

This Supplement should be read in conjunction with the Prospectuses for the Funds.

You should retain this Supplement with your Prospectus for future reference.

AllianceBernstein® and the AB Logo are registered trademarks and service marks used by permission of the owner, AllianceBernstein L.P.

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